Share-Based Payments - Summary of Share Options Outstanding (Details)	12 Months Ended
Dec. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Numbers of options, ending balance	2,012,336
Share Option Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price per share, Granted during the year | $ / shares	$ 8.46
Weighted average exercise price per share, ending balance | $ / shares	$ 8.46
Numbers of options, Granted during the year	887,002
Numbers of options, ending balance	887,002